SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of expense arising from share-based payments

	Year Ended December 31,
	2022	2023	2024	2024
	CNY	CNY	CNY	US$

Issuance expense related to agent warrants	—	—	—	—
Consultants share option expense (Note 5)	16,152	—	—	—
Consultants share-based payment expense (Note 5)	—	3,074	483	66

Total	16,152	3,074	483	66

Schedule of agent warrants

	Number of shares	Exercise price per share
		US$

Outstanding at January, 2022	396,000	2.35
Outstanding as of December 31, 2022	396,000	0.623	*
Effect of Five-to-One Share Combination (Note 19)	(316,800)	—
Outstanding as of December 31, 2023	79,200	3.115	**
Expired	(79,200)	—
Issued during the year	74,394	2.20
Outstanding as of December 31, 2024	74,394	—

The remaining contractual life for the agent warrants as of December 31, 2024 and 2023, were 2.63 years and 0.06 years, respectively.

*	The exercise price was revised to $0.623 per share in July, 2022.

**	The exercise price was revised to $3.115 per share in March, 2023.

Schedule of share options

	Number of shares	Exercise price per share
		US$

Outstanding as of December 31, 2022*	8,100,000	0.623
Granted during the year	—	—
Effect of Five-to-One Share Combination (Note 19)	(6,480,000)	—
Outstanding as of December 31, 2023	1,620,000	3.115
Granted during the year	—	—
Outstanding as of December 31, 2024	1,620,000	3.115

*	The share option numbers above are before giving effect to the Share Combination which became effective on April 3, 2023. Refer to Note 19 for further details.

Schedule of inputs to the models for fair value

	Share options	Agent warrants
	2022	2024

Fair value at the measurement date (US$)	2,400	24,451
Fair value at the measurement date (CNY)	16,209	178,443
Expected volatility (%)	93.50	121.79
Risk-free interest rate (%)	3.16	4.17
Expected life (years)	3	2.63
Share price (US$)	0.623	0.680